Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Under Item 402(v) of the SEC’s Regulation S-K, the Company is required to disclose annually information concerning “pay versus performance” for the Company’s last five completed fiscal years. The purpose of this disclosure is to show the relationship between executive compensation actually paid to the principal executive officer (“PEO”) and other named executive officers and the financial performance of the Company. Item 402(v) also requires disclosure of the cumulative total shareholder return (“TSR”) of the Company’s peer group, the Company’s net income, and an additional financial performance measure chosen by the Company.

			Average Summary	Average Comp.	Value of Initial Fixed $100 Investment Based On:
Year	Summary Comp. Table Total for PEO ($) (1)	Comp. Actually Paid to First PEO ($) (2)	Comp. Table Total for non- PEO NEOs ($) (3)	Actually Paid to non-PEO NEOs ($) (3)	Total Shareholder Return ($)	Peer group Total Shareholder Return ($) (4)	Net Income ($,000)	Pretax Net Income ($,000) (5)

2025	6,582,168	1,041,220	1,736,902	809,016	41.90	187.61	190,415	257,960
2024	5,920,679	4,580,840	1,842,336	1,522,397	82.45	172.94	226,392	304,198
2023	5,773,779	10,660,712	1,635,584	2,692,413	98.89	154.28	205,384	276,200
2022	3,255,722	(1,889,888)	1,348,892	(2,279,976)	50.56	102.90	184,626	236,056
2021	4,079,676	7,700,955	1,624,059	4,676,692	161.29	124.20	208,737	329,637
2020					100.00	100.00

(1)
Mr. Fairbanks has served as President and Chief Executive Officer since April 29, 2020. In the table above, Mr. Fairbanks is the “PEO.”
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Fairbanks, computed in accordance with item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fairbanks’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For 2025, the amount $3,836,050 was deducted for stock awards and the amount $676,950 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,655,352 was added for stock awards granted in 2025, the amount $1,955,464 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $658,776 was deducted for stock awards granted in prior fiscal years that vested in 2025, the amount of $307,051 was added for SAR awards granted in 2025, the amount of $294,799 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $81,311 was deducted for SAR awards granted in prior fiscal years that vested in 2025. Mr. Fairbanks’ “compensation actually paid” for 2023 is due in part to the increase in value of our common stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.
(3)
For 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm, and Mr. Gupp, for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023, and Ms. Lovcik since October 23, 2023, for 2024 the named executive officers other than the PEO were Mr. Zambanini, Ms. Lovcik, Ms. Fernandez, and Mr. Rudolph and for 2025 the named executive officers other than the PEO were Mr. Zambanini, Ms. Fernandez, Mr. Rudolph, Ms. Lovcik from January 1, 2025 until August 5, 2025, and Mr. Gandhi since October 6, 2025. The dollar amounts reported in this column represent the amount of “compensation actually paid” to the above-referenced named executive officers other than the PEO, computed in accordance with item 402(v) of
Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to these named executive officers’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.”

For Mr. Zambanini, for 2025, the amount $1,233,350 was deducted for stock awards and the amount $217,650 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $532,223 was added for stock awards granted in 2025, the amount $723,298 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $229,755 was deducted for stock awards granted in prior fiscal years that vested in 2025, the amount of $98,720 was added for SAR awards granted in 2025, the amount of $109,137 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $29,409 was deducted for SAR awards granted in prior fiscal years that vested in 2025.

For Mr. Gandhi, for 2025, the amount $500,000 was deducted for stock awards reflecting amounts in the Summary Compensation Table, and the amount of $549,493 was added for stock awards granted in 2025.

For Ms. Fernandez, for 2025, the amount of $1,625,600 was deducted for stock awards and the amount $122,400 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,323,585 was added for stock awards granted in 2025, the amount $394,754 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $109,320 was deducted for stock awards granted in prior fiscal years that vested in 2025, the amount of $55,519 was added for SAR awards granted in 2025, the amount of $59,490 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $15,085 was deducted for SAR awards granted in prior fiscal years that vested in 2025.

For Mr. Rudolph, for 2025, the amount of $430,100 was deducted for stock awards and the amount $75,900 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $185,572 was added for stock awards granted in 2025, the amount $246,442 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $93,279 was deducted for stock awards granted in prior fiscal years that vested in 2025, the amount of $34,421 was added for SAR awards granted in 2025, the amount of $37,198 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $10,850 was deducted for SAR awards granted in prior fiscal years that vested in 2025.

For Ms. Lovcik, for 2025, the amount $974,100 was deducted for stock awards and the amount $171,900 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $420,331 was added for stock awards granted in 2025, the amount $430,741 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $26,299 was deducted for stock awards granted in prior fiscal years that vested in 2025 and the amount of $77,970 was added for SAR awards granted in 2025, the amount of $44,615 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $6,595 was deducted for SAR awards granted in prior fiscal years that vested in 2025.

For purposes of clarification, the “compensation actually paid” for 2022 for the named executive officers other than the PEO is a negative number due to the decrease in fair value of their stock awards and SAR awards in 2022. Furthermore, “compensation actually paid” for 2023 is due in part to the increase in value of stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.

(4)
The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under the SEC’s Item 201(e) of Regulation S-K.
(5)
The Company has chosen pretax income as its “Company-Selected Measure”, in that the Company’s annual cash incentive payment is weighted 75% on the achievement of a certain pretax income target, adjusted each year by the Compensation Committee to exclude any items determined by the Committee to be extraordinary and not considered in the establishment of the pretax income target. The amounts set forth above are after such adjustments.

Company Selected Measure Name	pretax income
Named Executive Officers, Footnote	For 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm, and Mr. Gupp, for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023, and Ms. Lovcik since October 23, 2023, for 2024 the named executive officers other than the PEO were Mr. Zambanini, Ms. Lovcik, Ms. Fernandez, and Mr. Rudolph and for 2025 the named executive officers other than the PEO were Mr. Zambanini, Ms. Fernandez, Mr. Rudolph, Ms. Lovcik from January 1, 2025 until August 5, 2025, and Mr. Gandhi since October 6, 2025.
Peer Group Issuers, Footnote
(4)
The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under the SEC’s Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Fairbanks, computed in accordance with item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fairbanks’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For 2025, the amount $3,836,050 was deducted for stock awards and the amount $676,950 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,655,352 was added for stock awards granted in 2025, the amount $1,955,464 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $658,776 was deducted for stock awards granted in prior fiscal years that vested in 2025, the amount of $307,051 was added for SAR awards granted in 2025, the amount of $294,799 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $81,311 was deducted for SAR awards granted in prior fiscal years that vested in 2025. Mr. Fairbanks’ “compensation actually paid” for 2023 is due in part to the increase in value of our common stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.

Non-PEO NEO Average Total Compensation Amount	$ 1,736,902	$ 1,842,336	$ 1,635,584	$ 1,348,892	$ 1,624,059
Non-PEO NEO Average Compensation Actually Paid Amount	$ 809,016	1,522,397	2,692,413	(2,279,976)	4,676,692
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm, and Mr. Gupp, for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023, and Ms. Lovcik since October 23, 2023, for 2024 the named executive officers other than the PEO were Mr. Zambanini, Ms. Lovcik, Ms. Fernandez, and Mr. Rudolph and for 2025 the named executive officers other than the PEO were Mr. Zambanini, Ms. Fernandez, Mr. Rudolph, Ms. Lovcik from January 1, 2025 until August 5, 2025, and Mr. Gandhi since October 6, 2025. The dollar amounts reported in this column represent the amount of “compensation actually paid” to the above-referenced named executive officers other than the PEO, computed in accordance with item 402(v) of
Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to these named executive officers’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.”

For Mr. Zambanini, for 2025, the amount $1,233,350 was deducted for stock awards and the amount $217,650 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $532,223 was added for stock awards granted in 2025, the amount $723,298 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $229,755 was deducted for stock awards granted in prior fiscal years that vested in 2025, the amount of $98,720 was added for SAR awards granted in 2025, the amount of $109,137 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $29,409 was deducted for SAR awards granted in prior fiscal years that vested in 2025.

For Mr. Gandhi, for 2025, the amount $500,000 was deducted for stock awards reflecting amounts in the Summary Compensation Table, and the amount of $549,493 was added for stock awards granted in 2025.

For Ms. Fernandez, for 2025, the amount of $1,625,600 was deducted for stock awards and the amount $122,400 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,323,585 was added for stock awards granted in 2025, the amount $394,754 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $109,320 was deducted for stock awards granted in prior fiscal years that vested in 2025, the amount of $55,519 was added for SAR awards granted in 2025, the amount of $59,490 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $15,085 was deducted for SAR awards granted in prior fiscal years that vested in 2025.

For Mr. Rudolph, for 2025, the amount of $430,100 was deducted for stock awards and the amount $75,900 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $185,572 was added for stock awards granted in 2025, the amount $246,442 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $93,279 was deducted for stock awards granted in prior fiscal years that vested in 2025, the amount of $34,421 was added for SAR awards granted in 2025, the amount of $37,198 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $10,850 was deducted for SAR awards granted in prior fiscal years that vested in 2025.

For Ms. Lovcik, for 2025, the amount $974,100 was deducted for stock awards and the amount $171,900 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $420,331 was added for stock awards granted in 2025, the amount $430,741 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2025, the amount of $26,299 was deducted for stock awards granted in prior fiscal years that vested in 2025 and the amount of $77,970 was added for SAR awards granted in 2025, the amount of $44,615 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2025, and the amount of $6,595 was deducted for SAR awards granted in prior fiscal years that vested in 2025.

	For purposes of clarification, the “compensation actually paid” for 2022 for the named executive officers other than the PEO is a negative number due to the decrease in fair value of their stock awards and SAR awards in 2022. Furthermore, “compensation actually paid” for 2023 is due in part to the increase in value of stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.
Compensation Actually Paid vs. Net Income
Tabular List, Table

Most Important Financial Performance Measures for Determining NEO Compensation

1. Pretax Income – Pretax income is defined as income before income taxes. As discussed under the heading “Annual Cash Incentive Compensation” above, the Company’s annual cash incentive payment is weighted 75% on the achievement of a certain pretax income target.

2. Operating Cash Flow – Operating Cash Flow is defined as net cash provided by operating activities. As discussed under the heading “Annual Cash Incentive Compensation” above, the Company’s annual cash incentive payment is weighted 25% on the achievement of a certain operating cash flow target.

3. EBITDA – EBITDA is defined as earnings before interest, tax, depreciation, and amortization. As discussed under the heading “Long-Term Equity Incentive Compensation” above, the actual number of performance-based restricted stock units that vest each year is based on performance against target EBITDA for one year, cumulative two years and cumulative three years, respectively.

Total Shareholder Return Amount	$ 41.9	82.45	98.89	50.56	161.29	$ 100
Peer Group Total Shareholder Return Amount	187.61	172.94	154.28	102.9	124.2	$ 100
Net Income (Loss)	$ 190,415,000	$ 226,392,000	$ 205,384,000	$ 184,626,000	$ 208,737,000
Company Selected Measure Amount	257,960,000	304,198,000	276,200,000	236,056,000	329,637,000
Measure:: 1
Pay vs Performance Disclosure
Name	Pretax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
Mr. Fairbanks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,582,168	$ 5,920,679	$ 5,773,779	$ 3,255,722	$ 4,079,676
PEO Actually Paid Compensation Amount	$ 1,041,220	$ 4,580,840	$ 10,660,712	$ (1,889,888)	$ 7,700,955
PEO Name	Mr. Fairbanks
PEO | Mr. Fairbanks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,655,352
PEO | Mr. Fairbanks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,955,464)
PEO | Mr. Fairbanks [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,776)
PEO | Mr. Fairbanks [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,836,050)
PEO | Mr. Fairbanks [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(676,950)
PEO | Mr. Fairbanks [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,051
PEO | Mr. Fairbanks [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,799)
PEO | Mr. Fairbanks [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,311)
Non-PEO NEO | Mr. Zambanini [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,223
Non-PEO NEO | Mr. Zambanini [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(723,298)
Non-PEO NEO | Mr. Zambanini [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(229,755)
Non-PEO NEO | Mr. Zambanini [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,233,350)
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,650)
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,720
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,137)
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,409)
Non-PEO NEO | Mr. Gandhi [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(500,000)
Non-PEO NEO | Mr. Gandhi [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,493
Non-PEO NEO | Ms. Fernandez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,323,585
Non-PEO NEO | Ms. Fernandez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(394,754)
Non-PEO NEO | Ms. Fernandez [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,320)
Non-PEO NEO | Ms. Fernandez [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,625,600)
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,400)
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,519
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,490)
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,085)
Non-PEO NEO | Mr. Rudolph [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,572
Non-PEO NEO | Mr. Rudolph [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,442)
Non-PEO NEO | Mr. Rudolph [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,279)
Non-PEO NEO | Mr. Rudolph [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(430,100)
Non-PEO NEO | Mr. Rudolph [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,900)
Non-PEO NEO | Mr. Rudolph [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,421
Non-PEO NEO | Mr. Rudolph [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,198)
Non-PEO NEO | Mr. Rudolph [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,850)
Non-PEO NEO | Ms. Lovcik [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420,331
Non-PEO NEO | Ms. Lovcik [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(430,741)
Non-PEO NEO | Ms. Lovcik [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,299)
Non-PEO NEO | Ms. Lovcik [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(974,100)
Non-PEO NEO | Ms. Lovcik [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,900)
Non-PEO NEO | Ms. Lovcik [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,970
Non-PEO NEO | Ms. Lovcik [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,615)
Non-PEO NEO | Ms. Lovcik [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,595)